Intangible assets: (Details 1) $ in Thousands	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
2015	$ 69
2016	67
2017	60
2018	27
2019	27
Thereafter	69
Finite-Lived Intangible Assets, Net	$ 319